INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	$ 336,768
Balance, end of year	318,376	$ 336,768
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	513,236	501,528
Exchange rate differences	3,517	(1,113)
Additions	17,577	16,218
Disposals		(3,397)
Balance, end of year	534,330	513,236
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(176,468)	(139,528)
Exchange rate differences	1,414	(409)
Additions	38,072	40,746
Disposals		3,397
Balance, end of year	(215,954)	(176,468)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	25,101
Balance, end of year	28,113	25,101
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	60,141	47,388
Exchange rate differences	141	(68)
Additions	17,577	16,218
Disposals		(3,397)
Balance, end of year	77,859	60,141
Software | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(35,040)	(27,583)
Exchange rate differences	111	(49)
Additions	14,595	10,903
Disposals		3,397
Balance, end of year	(49,746)	(35,040)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	17,403
Balance, end of year	12,301	17,403
Customer relationships | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	73,900	74,039
Exchange rate differences	688	(139)
Additions	0	0
Disposals		0
Balance, end of year	74,588	73,900
Customer relationships | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(56,497)	(45,120)
Exchange rate differences	688	(146)
Additions	5,102	11,523
Disposals		0
Balance, end of year	(62,287)	(56,497)
Technology
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	48,438
Balance, end of year	30,330	48,438
Technology | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	133,369	133,749
Exchange rate differences	882	(380)
Additions	0	0
Disposals		0
Balance, end of year	134,251	133,369
Technology | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	(84,931)	(66,825)
Exchange rate differences	615	214
Additions	18,375	18,320
Disposals		0
Balance, end of year	(103,921)	(84,931)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	245,826
Balance, end of year	247,632	245,826
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	245,826	246,352
Exchange rate differences	1,806	(526)
Additions	0	0
Disposals		0
Balance, end of year	247,632	245,826
Goodwill | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of year	0	0
Exchange rate differences	0	0
Additions	0	0
Disposals		0
Balance, end of year	$ 0	$ 0